McLaughlin & Hunt llp
Ten Post Office Square, 8th Floor Boston, Massachusetts 02109 Main: 617.996.2600 Fax: 617.532.0384 www.mclaughlinhunt.com	John Hunt Partner Office: 617.996.9114 Mobile: 617.549.4045 jhunt@mclaughlinhunt.com

August 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:           Pear Tree Funds
Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A
File Nos. 333-102055 and 811-03790

Ladies and Gentlemen:

We understand that Pear Tree Funds (the “Registrant”) has enclosed herewith for filing electronically with the Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) Post-Effective Amendment No. 46, (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant (the “Registration Statement”), together with the exhibits indicated as being filed therewith.

As indicated on the cover page of the Amendment, the Amendment is to become effective on August 1, 2010 pursuant to paragraph (b) of Rule 485 under the Securities Act.

The Amendment is being filed to update financial and other information in the prospectus and statement of additional information included therein.  It also includes such changes as discussed with the Staff of the Commission and which are described in our letter to the Staff dated July 29, 2011.  Our review of the Amendment has not revealed any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please call John Hunt at (617) 996-9114 if you have any question.

Very truly yours,

MCLAUGHLIN & HUNT LLP

JH/hex